Cash and cash equivalents (Details) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	[1]	Mar. 31, 2022 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash on hand	₨ 1				₨ 1
Balances with banks	12,142				4,521
Term deposits with banks (original maturities less than 3 months)	2,511				2,585
Cash and cash equivalents in the statements of financial position	14,654		$ 172		7,107
Bank overdrafts used for cash management purposes	61				0
Cash and cash equivalents in the statements of cash flows	14,593	[1]	$ 171	[1]	7,107	[1]	$ 85	₨ 5,779		₨ 14,852
Balance in unclaimed dividend	80				87
Other restricted cash balances	464				213
Total restricted cash balances	₨ 544				₨ 300

[1]	Adjusted for bank overdraft of Rs.61 for the year ended March 31, 2025.